DWS Strategic High Yield Tax-Free Fund Expense Example, No Redemption - Class ACIS [Member] - DWS Strategic High Yield Tax-Free Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 363
Expense Example, No Redemption, 3 Years	570
Expense Example, No Redemption, 5 Years	793
Expense Example, No Redemption, 10 Years	1,435
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	930
Expense Example, No Redemption, 10 Years	1,835
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	231
Expense Example, No Redemption, 5 Years	411
Expense Example, No Redemption, 10 Years	931
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	402
Expense Example, No Redemption, 10 Years	$ 909